                                                                                                   March 21, 2011

THE DREYFUS/LAUREL FUNDS TRUST

-Dreyfus Emerging Markets Debt Local Currency Fund

Supplement to Prospectus

dated October 1, 2010

The following information supplements the information pertaining to the fund’s Class I shares contained in the section of the fund’s Prospectus entitled “Shareholder Guide--Choosing a Share Class--Class I shares”:

Class I shares of the fund are offered to certain institutional clients of a BNY Mellon investment advisory subsidiary, provided that such clients are approved by Dreyfus.

                                                                                                   March 21, 2011

THE DREYFUS/LAUREL FUNDS TRUST

-Dreyfus Emerging Markets Debt Local Currency Fund

Supplement to Statement of Additional Information

dated October 1, 2010

The following information supplements the information pertaining to the Fund’s Class I shares contained in the section of the Fund’s Statement of Additional Information entitled “How to Buy Shares”:

Class I shares of the Fund are offered to certain institutional clients of a BNY Mellon investment advisory subsidiary, provided that such clients are approved by Dreyfus.